SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash Flow Statement Explanatory [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

19. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Changes in non-cash working capital:

	Year ended	Year ended
	December 31, 2022	December 31, 2021
Trade receivables and other assets	$(3,726)	$1,455
Accounts payable and accrued liabilities	4	(504)
Advances from joint venture partners	749	(635)
	$(2,973)	$316

During the years ended December 31, 2022 and 2021, the Company paid interest and income tax as follows:

	December 31, 2022	December 31, 2021
Interest paid	$3,167	$1,171
Income taxes paid	167	-
	$3,334	$1,171

The significant non-cash investing and financing transactions during the year ended December 31, 2022 and 2021 included:

a) Recorded the issuance of $Nil (2021 - $33,901) through share capital for the issuance of Nil (2021 - 12,323,048) common shares for the acquisition of royalty and property interests and deferred compensation receivable;

b) Recorded $477 (2021 - $352) through share capital for the issuance of 211,795 (2021 - 114,785) common shares related to property agreements;

c) Reclass of $Nil (2021 - $677) of accumulated OCI out of reserves to deficit upon disposal of a FVOCI investment;

d) Reclass of $602 (2021 - $641) from reserves to share capital for options exercised;

e) Recognized $1,330 (2021 - $51) for warrants issued in connection with a private placement;

f) Issuance of $402 (2021 - $146) through share capital for the issuance of 171,063 (2021 - 225,750) common shares for settlement of previously vested RSUs;

g) Recognized $Nil (2021 - $7,848) as a loan payable for Turkish VAT paid by SSR Mining on behalf of the Company (Note 13); and

h) Adjusted non-current assets and liabilities for $5,930 (2021 - $898) related to cumulative translation adjustments ("CTA"), of which $1,031 (2021 - loss of $288) relates to CTA loss on royalty and other property interests, $Nil (2021 - $32) relates to a CTA gain on deferred tax liabilities, $33 (2021 - gain of $2) relates to CTA loss on property and equipment and $4,866 (2021 - loss of $1,216) relates to CTA loss in the net assets of a subsidiary with a functional currency different from the presentation currency.